Financial risk management objectives and policies - Foreign currency risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) country	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign currency risk
Number of hyperinflationary countries in which group operates | country	3
Borrowings	$ 30,295	$ 28,622	$ 29,232
Cash	$ 1,215	$ 1,325	$ 1,411
Maximum
Foreign currency risk
Typical currency exposure period on working capital balances	3 months
All currencies excluding USD
Foreign currency risk
Percentage of entity's revenue	60.00%
GBP | Net investment hedges | Borrowings
Foreign currency risk
Hedging instrument, liabilities	$ 438
Euro | Fair value hedges | Borrowings
Foreign currency risk
Hedged item, liabilities	1,468
Euro | Net investment hedges | Borrowings
Foreign currency risk
Hedging instrument, liabilities	829
Euro | Cash flow hedges | Borrowings
Foreign currency risk
Hedged item, liabilities	2,387
Interest rates
Foreign currency risk
Increase (decrease) in interest expense due to reasonably possible increase in risk assumption	18
Increase (Decrease) in interest income due to reasonably possible increase in risk assumption	$ 56
Reasonably possible increase or decrease in risk assumption	1.00%
Reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Reasonably possible decrease in risk assumption	1.00%	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 1,407	$ 1,361	$ 1,317
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	$ (1,561)	$ (1,534)	$ (1,490)
Foreign exchange risk
Foreign currency risk
Reasonably possible increase or decrease in risk assumption	10.00%
Reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Reasonably possible decrease in risk assumption	10.00%	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 11	$ 196	$ 81
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	(20)	(212)	(89)
Impact on profit: (loss)/gain ($m) due to increase in risk component	(117)	134	26
Impact on profit: (loss)/gain ($m) due to decrease in risk component	133	(128)	(15)
Impact on equity: gain/(loss) ($m) due to increase in risk component	128	62	55
Impact on equity: gain/(loss) ($m) due to decrease in risk component	$ (152)	$ (83)	$ (74)
Foreign exchange risk | USD
Foreign currency risk
Reasonably possible increase in risk assumption	10.00%
Reasonably possible decrease in risk assumption	10.00%
Foreign exchange risk | GBP
Foreign currency risk
Borrowings	$ 548
Foreign exchange risk | Euro
Foreign currency risk
Borrowings	$ 4,876